Additional disclosure items (Tables)	12 Months Ended
Dec. 31, 2019
Additional information [abstract]
Disclosure of fees to auditors

	2019	2018	2017
	(US$ millions)
Audit fees	6.8	6.7	4.7
Audit related fees	1.3	0.4	0.3
Tax fees	0.1	0.2	0.2
Other fees	0.6	0.6	0.7
Total	8.8	7.7	5.9

Disclosure of annual minimum finance lease commitments from continuing operations
Annual operating lease commitments from continuing operations

2018 (i)
(US$ millions)
Within one year	127
Between one and five years	412
After five years	262
Total	801
(i) The Group’s share in joint ventures operating lease commitments in 2018 amount to $312 million and are excluded from the table above.
Annual minimum finance lease commitments from continuing operations

2018 (i)
(US$ millions)
Within one year	99
Between one and five years	400
After five years	415
Total	914

(i)	The Group’s share in joint ventures finance lease commitments in 2018 amounted to $1 million and are excluded from the table above.

Non-cash investing and financing activities from continuing operations
Non-cash investing and financing activities from continuing operations

	Note	2019	2018	2017
		(US$ millions)
Investing activities
Acquisition of property, plant and equipment, including (finance) leases	E.2.2.	17	(65)	(174)
Asset retirement obligations	E.2.2.	19	15	(20)
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	A.1.2.	—	30	—
Financing activities
(Finance) Leases	C.3.4.	1	(43)	192
Share based compensation	B.4.1.	27	21	22

Disclosure of transactions between related parties

Income and gains from transactions with related parties	2019	2018	2017
	(US$ millions)
Sale of goods and services to Miffin	306	284	277
Sale of goods and services to EPM	13	17	18
Other revenue	3	2	1
Total	322	303	295
Transactions and balances with Cable Onda Partners companies are disclosed under 'Other' in the tables below.

Expenses from transactions with related parties	2019	2018	2017
	(US$ millions)
Purchases of goods and services from Miffin	(209)	(173)	(181)
Purchases of goods and services from EPM	(42)	(40)	(36)
Lease of towers and related services from HTA(i)	(146)	(28)	(28)
Other expenses	(15)	(3)	(4)
Total	(412)	(244)	(250)

(i) HTA ceased to be a related party on October 15, 2019. See note C.7.3. for further details.

	Year ended December 31
	2019	2018
	(US$ millions)
Non-current and current assets
Receivables from EPM	3	5
Receivables from Guatemala and Honduras joint ventures	23	20
Advance payments to Helios Towers Tanzania(ii)	—	6
Receivables from Panama	—	—
Receivable from AirtelTigo Ghana (i)	43	41
Other accounts receivable	4	1
Total	73	73

(i)	Disclosed under Other non-current assets in the statement of financial position. See note A.2.2.
(ii) Helios Towers ceased to be to be a related party on October 15, 2019.
As at December 31, the Company had the following balances with related parties:

	Year ended December 31
	2019	2018
	(US$ millions)
Non-current and current liabilities
Payables to Guatemala joint venture(i)	361	315
Payables to Honduras joint venture(ii)	133	143
Payables to EPM	37	14
Other accounts payable	—	9
Sub-total	531	482
(Finance) Lease liabilities to HTA (iii)	—	99
Total	531	580

(i)	Shareholder loans bearing interest. Out of the amount above, $337 million are due over more than one year.

(ii)	Amount payable mainly consist of dividend advances for which dividends are expected to be declared later in 2020 and/or shareholder loans.

(iii)	HTA ceased to be a related party on October 15, 2019. See note C.7.3. for further details.